Basis of Preparation	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of Preparation

Note 2 – Basis of Preparation

A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issue by the Company’s board of directors on March 29, 2023.

B.	Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD”), which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The USD is the currency that represents the principal economic environment in which the Company operates.

C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following assets and liabilities:

●	Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss;

●	Liabilities for cash-settled share-based payment arrangements;

●	Deferred tax assets and liabilities; and

●	Assets and liabilities for employee benefits.

For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies.

D.	Operating Cycle

The operating cycle period of the Group is 12 months.

E.	Use of estimates

The preparation of financial statements in conformity with IFRS as issued by the International Accounting Standards Board requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experiences, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

–	Acquisitions of subsidiary

The Group measures the fair value of the consideration transferred (including contingent consideration) and fair value of the assets acquired and liabilities assumed, in business combination transactions. For information on details on fair value measurement in acquisition of subsidiaries, see Note 9 regarding business combinations.

–	Estimated impairment of non-financial assets

The Group examines on an annual basis whether there is an impairment of goodwill, intangibles and property, plant and equipment that are allocated to cash generating units, in accordance with the accounting policy presented in Note 3 below. Recoverable amounts of cash-generating units are determined on the basis of value-in-use calculations. These calculations require the use of estimates.

During 2021 and 2022, there has been a decline in the value of groups of cash-generating units to which goodwill is allocated. Given the recoverable amount of the said cash-generating units, determined on the basis of the value in use of the units, the goodwill, intangibles and property, plant and equipment relating to the groups of the said cash-generating units was reduced by approximately $40,523 and $140,290 in the years 2022 and 2021, respectively.

For information on key assumptions used in calculation of the recoverable amount, see Note 8.C regarding intangible assets and Note 7 regarding property, plant and equipment.

–	Fair value measurement of financial instruments

The Company accounts for financial liabilities relating to contingent liabilities arising from a business combination, warrants and related derivatives at fair value through profit or loss. The fair values of these instruments are determined by using the Monte Carlo simulation method and the Black-Scholes model and assumptions regarding unobservable inputs used in the valuation model including the probability of meeting revenue targets, and weighted average cost of capital, all of which can lead to profit or loss from a change in the fair value of these instruments.

When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3: inputs that are not based on observable market data (unobservable inputs).

For information on details regarding fair value measurement at Level 2 and level 3 and sensitivity analysis see Note 20.D regarding financial instruments.